CONVERTIBLE BOND PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Convertible Bonds Payable

	As of December 31,
	2023	2024
	US$	US$
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026	42,957,209	44,435,897
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026	21,543,492	21,758,873
2021 Series B Note US$ 90,000,000 1.00% due to 2026	92,386,990	93,310,627
	156,887,691	159,505,397